OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 743,327,057	$ 716,563,778
Bank loans
Disclosure of detailed information about borrowings
Other non-current financial liabilities	909,486	2,439,253
Envases Central S.A. | Bank loans | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 736,033
Nominal interest rate	2.13%
Effective interest rate percentage	2.13%
Envases Central S.A. | Bank loans | Banco BCI 2.1% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 1,434,786
Nominal interest rate		2.10%
Effective interest rate percentage		2.10%
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 736,033
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Banco BCI 2.1% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 1,434,786
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 173,453
Nominal interest rate	6.63%
Effective interest rate percentage	6.63%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 239,730
Nominal interest rate		6.60%
Effective interest rate percentage		6.60%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 151,873
Nominal interest rate		7.20%
Effective interest rate percentage		7.20%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Santander 6.2% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		6.20%
Effective interest rate percentage		6.20%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 4.5% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 612,864
Nominal interest rate		4.50%
Effective interest rate percentage		4.50%
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 72,439
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		151,873
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 4.5% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		612,864
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		43,033
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	44,621
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		43,033
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Itau 6.63% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 39,590
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 81,225